DERIVATIVES - Additional Information (Detail) $ in Thousands	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($) entity
Derivative [Line Items]
Number of counterparties | entity	20	18
Derivative Asset	$ 272,499	$ 112,607
Derivative Assets (Liabilities), at Fair Value, Net	(107)
Derivative Liability	272,606	112,616
Derivative, Notional Amount	$ 11,875,690	$ 7,586,618
Foreign Exchange [Member]
Derivative [Line Items]
Number of counterparties | entity	6	6
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	$ 300	$ 200
Derivative, Notional Amount	242,400	216,200
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	114,200	33,400
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		900
Derivative, Notional Amount	112,600	37,800
Credit Risk Derivative Assets, at Fair Value	2,700
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability	182,300	67,500
Derivative, Notional Amount	2,300,000	1,900,000
Derivative [Member] | Other Liabilities [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Derivative Liability	33,100	18,300
Derivative, Notional Amount	$ 3,600,000	$ 1,900,000